Deferred Income Tax - Additional Information (Detail) - EUR (€) € in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement [line items]
Amount of tax losses	€ 1.5	€ 1.5
Deferred tax assets expiration year	2024	2023